UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     Form 13F

                                FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 6/30/2011

 Check here if Amendment:        [ ] ; Amendment Number: _______

 This Amendment(Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:       Massachusetts Mutual Life Insurance Company

 Address:    1295 State Street
             Springfield, Massachusetts 01111

 Form 13F File Number: 28-00548

 The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Bradley J. Lucido
 Title:   Chief Compliance Officer
 Phone:   (413) 744-7247

 Signature, Place, and Date of Signing:

 /s/ Bradley J. Lucido, Springfield, MA  July 28, 2011

 --------------------------------------------------------------------------
 Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

 [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))


List of other Managers Reporting for this Manager:

28-00060	Babson Capital Management LLC
28-04544	Baring Asset Management LLC
28-12028	Cornerstone Real Estate Advisers LLC
28-00203	OppenheimerFunds, Inc.
28-10498	First Mercantile Trust Company
28-10231	OFI Private Investments Inc.
28-10234	OFI Institutional Asset Management, Inc.



Babson Capital Management LLC (Babson Capital), Baring Asset
Management LLC (Baring), Cornerstone Real Estate Advisers
LLC (Cornerstone), OppenheimerFunds, Inc. (Oppenheimer),OFI Private Investments Inc. (OFI), OFI Institutional Asset Management, Inc. (OFII), and First Mercantile Trust Company (First Mercantile) are all indirect, majority-owned or wholly-owned subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual). Babson Capital, Baring,
Cornerstone, Oppenheimer, OFI, OFII and First Mercantile have indicated that they exercise investment discretion with respect to the securities positions reported in each firm's Form 13F filing. Nevertheless, such positions are deemed reported on behalf of MassMutual to the extent that MassMutual is deemed to share investment discretion over the positions as a result of its ownership interests in Babson Capital, Baring, Cornerstone, Oppenheimer, OFI, OFII, and First Mercantile and for the limited and exclusive purpose of MassMutual's compliance with Section 13(f) of the Securities Exchange Act of 1934, as amended.


FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: None


Form 13F Information Table Entry Total: 34


Form 13F Information Table Value Total: 11,980

                                                             FORM 13F INFORMATION TABLE
                                                                                                            VOTING AUTHORITY
                                  TITLE OF              VALUE     SHARES/   SH/ PUT/ INVEST.  OTHER
          NAME OF ISSUER            CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRET. MGRS       SOLE    SHARED    NONE
 -------------------------------- -------- --------- ----------   -------   --- ---- -------- -----      ----    ------    ----

 AMERICAN EXPRESS CO		COM	    025816109	   253      4900    SH       SOLE               4900
 APPLE INC	       		COM	    037833100	   101       300    SH       SOLE                300
 APPLE INC           		COM	    037833100	    98	     291    SH	     SHARED-DEFINED		   291
 CHEVRON CORP NEW       	COM         166764100       51	     500    SH	     SOLE		 500
 CHEVRON CORP NEW    		COM	    166764100	   156	    2219    SH	     SHARED-DEFINED		   2219
 DISCOVER FINL SVCS		COM	    254709108	   199      7450    SH       SOLE               7450
 EXXON MOBIL CORP       	COM         30231G102      493 	    6063    SH       SOLE		6063
 EXXON MOBIL CORP    		COM	    30231G102	    34	     414    SH	     SHARED-DEFINED		   414
 GENERAL ELECTRIC CO    	COM         369604103	   174      9250    SH       SOLE               9250
 GENERAL ELECTRIC CO 		COM	    369604103	    17	     914    SH	     SHARED-DEFINED		   914
 ISHARES TR 	     DJ SEL DIV INX         464287168	  3468	   65540    SH	     SHARED-DEFINED		   65540
 ISHARES TR         MSCI EAFE INDEX         464287465	  1473	   24499    SH	     SHARED-DEFINED		   24499
 ISHARES TR 	     RUSSELL MIDCAP         464287499	   438	    4009    SH	     SHARED-DEFINED		   4009
 JPMORGAN CHASE & CO    	COM         46625H100      276      6738    SH       SOLE               6738
 JPMORGAN CHASE & CO 		COM	    46625H100	    15	     370    SH	     SHARED-DEFINED		   370
 JOHNSON & JOHNSON		COM	    478160104	   207	    3110    SH       SOLE		3110
 LOWES COS INC	       		COM         548661107      232      9950    SH       SOLE               9950
 LOWES COS INC     		COM	    548661107	     8	     350    SH	     SHARED-DEFINED		   350
 MASTERCARD INC			CL A	    57636Q104	   202       670    SH	     SOLE		 670
 MICROSOFT CORP      		COM	    594918104	   237	    9100    SH       SOLE               9100
 MICROSOFT CORP      		COM	    594918104	    25	     955    SH	     SHARED-DEFINED		    955
 3M CO				COM	    88579Y101	   235      2480    SH       SOLE               2480
 3M CO				COM	    88579Y101       13       135    SH       SHARED-DEFINED                 135
 PAYCHEX INC			COM	    704326107	   221	    7185    SH       SOLE               7185
 PEPSICO INC         		COM	    713448108      212      3007    SH       SOLE               3007
 PEPSICO INC         		COM	    713448108	    14	     200    SH	     SHARED-DEFINED		    200
 PFIZER INC          		COM	    717081103      169      8222    SH       SOLE               8222
 PFIZER INC          		COM	    717081103	    31	    1523    SH	     SHARED-DEFINED		    1523
 PROCTER & GAMBLE CO		COM	    742718109	   272      4275    SH       SOLE               4275
SELECT SECTOR SPDR TR  SBI HEALTHCARE       81369Y209	   201	    5664    SH	     SHARED-DEFINED		    5664
SPDR DOW JONES INDL AVRG ETF UT SER 1 	    78467X109	   294	    2378    SH	     SHARED-DEFINED		    2378
SPDR S&P MIDCAP 400 ETF TR UTSER1 S&PDCRP   78467Y107	  1479	    8333    SH	     SHARED-DEFINED		    8333
TRANSCANADA CORP 		COM         89353D107	   259      5910    SH       SOLE               5910
VANGUARD SPECIALIZED PORTFOL DIV APP ETF    921908844	   423	    7554    SH	     SHARED-DEFINED		    7554

